Net debt - Schedule of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liabilities from financing activities
Liabilities arising from financing activities at start of year	£ (43,778)	£ (46,215)	£ (31,124)
Proceeds received from loans	(5,563)	(11,908)	(12,347)
Repayment of loans	1,701	15,260	1,261
Payments of lease liabilities	118	155	117
Net movements in short-term borrowings	(544)	511	11
Cash inflows on derivatives	(86)	(190)	(20)
Cash outflows on derivatives	58	118	114
Interest paid	1,627	1,430	1,053
Non-net debt financing cash flows	(18)	(27)	(33)
Fair value gains and losses	(29)	413	(186)
Foreign exchange movements	718	(1,311)	(652)
Interest (charges)/income	(1,848)	(1,828)	(1,231)
Other non-cash movements	(205)	(283)	34
Acquisition of NGED			(8,260)
Reclassification to held for sale	13	97	5,048
Liabilities arising from financing activities at end of year	(47,836)	(43,778)	(46,215)
Cash and cash equivalents
Cash and cash equivalents at start of year	163	204	157
Net increase (decrease) in cash and cash equivalents	427	(48)	9
Foreign exchange movements	(1)	7	5
Acquisition of NGED			44
Reclassification to held for sale	(30)	9	(11)
Cash and cash equivalents at end of year	559	163	204
Financial investments
Financial investments at start of year	2,605	3,145	2,342
Net movements in short-term financial investments	1,141	(586)	781
Interest received	(148)	(65)	(40)
Fair value gains and losses	4	(18)	(12)
Foreign exchange movements	(49)	61	53
Interest (charges)/income	152	73	54
Other non-cash movements			(15)
Acquisition of NGED			69
Reclassification to held for sale	(6)	(5)	(87)
Financial investments at end of year	3,699	2,605	3,145
Other financing derivatives
Other financing derivatives at start of year	37	57	79
Cash inflows on derivatives	(123)	0	(17)
Cash outflows on derivatives	0	362	122
Derivative cash flows included in capital expenditure	5	12	8
Derivative cash flows included in revenue	(11)
Fair value gains and losses	60	(394)	(132)
Interest (charges)/income	7		(5)
Other non-cash movements	(4)
Reclassification to held for sale			2
Other financing derivatives at end of year	(29)	37	57
Net debt
Net debt at start of year	(40,973)	(42,809)	(28,546)
Net increase (decrease) in cash and cash equivalents	427	(48)	9
Proceeds received from loans	(5,563)	(11,908)	(12,347)
Repayment of loans	1,701	15,260	1,261
Payments of lease liabilities	118	155	117
Net movements in short-term borrowings	(544)	511	11
Cash inflows on derivatives	(86)	(190)	(20)
Cash outflows on derivatives	58	118	114
Interest paid	1,627	1,430	1,053
Non-net debt financing cash flows	(18)	(27)	(33)
Net movements in short-term financial investments	1,141	(586)	781
Cash inflows on derivatives	(123)	0	(17)
Cash outflows on derivatives	0	362	122
Derivative cash flows included in capital expenditure	5	12	8
Interest received	(148)	(65)	(40)
Derivative cash flows included in revenue	(11)
Fair value gains and losses	35	1	(330)
Foreign exchange movements	668	(1,243)	(594)
Interest (charges)/income	(1,689)	(1,755)	(1,182)
Other non-cash movements	(209)	(283)	19
Acquisition of NGED			(8,147)
Reclassification to held for sale	(23)	92	4,952
Net debt at end of year	(43,607)	(40,973)	(42,809)
Interest payable	490	401	351
Bank overdrafts			22
Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(42,985)	(45,465)	(31,220)
Proceeds received from loans	(5,563)	(11,908)	(12,347)
Repayment of loans	1,701	15,260	1,261
Payments of lease liabilities	118	155	117
Net movements in short-term borrowings	(544)	511	11
Interest paid	1,330	1,277	998
Non-net debt financing cash flows	(18)	(27)	(33)
Fair value gains and losses	(69)	367	286
Foreign exchange movements	718	(1,311)	(652)
Interest (charges)/income	(1,564)	(1,658)	(1,177)
Other non-cash movements	(209)	(283)	34
Acquisition of NGED			(8,286)
Reclassification to held for sale	13	97	5,543
Liabilities arising from financing activities at end of year	(47,072)	(42,985)	(45,465)
Net debt
Proceeds received from loans	(5,563)	(11,908)	(12,347)
Repayment of loans	1,701	15,260	1,261
Payments of lease liabilities	118	155	117
Net movements in short-term borrowings	(544)	511	11
Interest paid	1,330	1,277	998
Non-net debt financing cash flows	(18)	(27)	(33)
Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(793)	(750)	96
Cash inflows on derivatives	(86)	(190)	(20)
Cash outflows on derivatives	58	118	114
Interest paid	297	153	55
Fair value gains and losses	40	46	(472)
Interest (charges)/income	(284)	(170)	(54)
Other non-cash movements	4
Acquisition of NGED			26
Reclassification to held for sale			(495)
Liabilities arising from financing activities at end of year	(764)	(793)	(750)
Net debt
Cash inflows on derivatives	(86)	(190)	(20)
Cash outflows on derivatives	58	118	114
Interest paid	297	£ 153	£ 55
Non-current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	310
Other financing derivatives
Other financing derivatives at end of year	5
Net debt
Net debt at end of year	315
Non-current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	310
Current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	1
Cash and cash equivalents
Cash and cash equivalents at end of year	559
Financial investments
Financial investments at end of year	3,699
Other financing derivatives
Other financing derivatives at end of year	17
Net debt
Net debt at end of year	4,276
Current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	1
Current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(5,090)
Other financing derivatives
Other financing derivatives at end of year	(18)
Net debt
Net debt at end of year	(5,108)
Current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(4,859)
Current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(231)
Non-current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(43,057)
Other financing derivatives
Other financing derivatives at end of year	(33)
Net debt
Net debt at end of year	(43,090)
Non-current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(42,213)
Non-current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	£ (844)